Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Institutional | Harding Loevner International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Portfolio (the “Portfolio”) seeks long- term capital appreciation through investments in equity securities of companies based outside the United States.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in companies based in developed markets outside the United States as well as in established companies in emerging and frontier markets. Harding Loevner LP ("Harding Loevner"), the Portfolio's investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are under-priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency and market capitalization. The Portfolio normally holds investments across at least 15 countries.

Factors bearing on whether a company is considered to be "based" outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, "Depositary Receipts"), will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights and warrants issued by companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies.

		Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

Currency Risk: Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments. Because the Portfolio's net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio's holdings rise.

Foreign Investment Risk: Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk: Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

Participation Notes Risk: Participation notes are issued by banks or broker-dealers or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

		NAV Risk: The net asset value of the Portfolio and the value of your investment will fluctuate.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

		Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Portfolio’s investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INTERNATIONAL EQUITY PORTFOLIO
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 21.43% in the second quarter of 2009; the worst was -22.12% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio's other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Institutional | Harding Loevner International Equity Portfolio | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[1],[2]
1 YEAR	rr_ExpenseExampleYear01	$ 86
3 YEARS	rr_ExpenseExampleYear03	268
5 YEARS	rr_ExpenseExampleYear05	466
10 YEARS	rr_ExpenseExampleYear10	$ 1,037
2006	rr_AnnualReturn2006	23.01%
2007	rr_AnnualReturn2007	12.93%
2008	rr_AnnualReturn2008	(39.24%)
2009	rr_AnnualReturn2009	40.57%
2010	rr_AnnualReturn2010	17.49%
2011	rr_AnnualReturn2011	(9.78%)
2012	rr_AnnualReturn2012	20.28%
2013	rr_AnnualReturn2013	14.02%
2014	rr_AnnualReturn2014	(1.61%)
2015	rr_AnnualReturn2015	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
1-YEAR	rr_AverageAnnualReturnYear01	(1.62%)
5-YEAR	rr_AverageAnnualReturnYear05	3.67%
10-YEAR	rr_AverageAnnualReturnYear10	5.27%
Institutional | Harding Loevner International Equity Portfolio | Return After Taxes on Distributions | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1-YEAR	rr_AverageAnnualReturnYear01	(1.72%)	[3]
5-YEAR	rr_AverageAnnualReturnYear05	3.56%	[3]
10-YEAR	rr_AverageAnnualReturnYear10	4.64%	[3]
Institutional | Harding Loevner International Equity Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
1-YEAR	rr_AverageAnnualReturnYear01	(0.59%)	[3]
5-YEAR	rr_AverageAnnualReturnYear05	2.95%	[3]
10-YEAR	rr_AverageAnnualReturnYear10	4.36%	[3]
Institutional | Harding Loevner International Equity Portfolio | MSCI ALL COUNTRY WORLD ex-U.S. (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes)
Risk/Return:	rr_RiskReturnAbstract
1-YEAR	rr_AverageAnnualReturnYear01	(5.66%)
5-YEAR	rr_AverageAnnualReturnYear05	1.06%
10-YEAR	rr_AverageAnnualReturnYear10	2.93%

[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.00% through February 28, 2017.
[3]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.